Supplemental Financial Information - Disclosure of detailed information about shares issued about supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about supplemental cash flow information [Abstract]
Shares issued pursuant to property acquisition	$ 9,045	$ 2,823
Shares to be issued pursuant to property acquisition	3,141	5,159
Shares issued for options/warrants/RSUs/DSUs/PRSUs	$ 10,877	$ 27,708